Accrued warranty cost (Tables)	12 Months Ended
Dec. 31, 2014
Accrued warranty cost
Summary of movement of Group's accrued warranty costs for solar module

	As of December 31,	As of December 31,	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB
Beginning balance	78,751	114,226	158,897
Warranty provision	42,167	44,671	92,843
Warranty utilization	(6,692)	—	—
Ending balance	114,226	158,897	251,740